Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan
Investments at Fair Value [Line Items]
Investments at Fair Value
The following tables present the level within the fair value hierarchy at which the investments are measured on a recurring basis as of December 31, 2025 and 2024:

	Fair value at December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$458,459,578	—	—	458,459,578
Fastenal Company common stock	316,565,240	—	—	316,565,240
Stable value fund	—	22,812,882	—	22,812,882
Common/collective trust funds	—	408,762,271	—	408,762,271
Total investments at fair value	$775,024,818	431,575,153	—	1,206,599,971

	Fair value at December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$403,598,461	—	—	403,598,461
Fastenal Company common stock	285,153,120	—	—	285,153,120
Stable value fund	—	22,628,532	—	22,628,532
Common/collective trust funds	—	327,713,114	—	327,713,114
Total investments at fair value	$688,751,581	350,341,646	—	1,039,093,227